Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Services received from third parties	S/ 909,212	S/ 704,255	S/ 743,362
Taxes and contributions	44,452	37,581	37,928
Rental expenses	11,841	6,781	5,072
Total	S/ 965,505	S/ 748,617	S/ 786,362